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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4009
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                     GOVERNMENT SECURITIES VARIABLE ACOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                    Date of reporting period: March 31, 2005
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o March 31, 2005

Government Securities Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.
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ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE
VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.
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
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PORTFOLIO OF INVESTMENTS March 31, 2005 (Unaudited)
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Government Securities Variable Account

ISSUER                                                                       PAR AMOUNT                 VALUE
BONDS - 93.5%

AGENCY - OTHER - 4.1%
Financing Corp., 10.35%, 2018                                                    $1,150,000        $  1,736,185
Resolution Funding Corp., 8.875%, 2020                                            1,700,000           2,379,584
                                                                                                   ------------
                                                                                                   $  4,115,769
                                                                                                   ------------

ASSET BACKED & SECURITIZED - 0.2%
Freddie Mac, 3.108%, 2035                                                        $  188,797        $    187,752
                                                                                                   ------------

MORTGAGE BACKED - 45.8%
Fannie Mae, 4.45%, 2014                                                          $  328,205        $    318,157
Fannie Mae, 4.5%, 2019                                                            2,578,859           2,523,638
Fannie Mae, 4.62%, 2015                                                             184,107             179,701
Fannie Mae, 4.65%, 2013                                                             254,044             250,265
Fannie Mae, 4.652%, 2014                                                            889,857             875,266
Fannie Mae, 4.665%, 2015                                                            102,519             100,346
Fannie Mae, 4.73%, 2012                                                              96,901              96,111
Fannie Mae, 4.79%, 2012                                                             934,169             918,579
Fannie Mae, 4.8%, 2013                                                               92,175              91,785
Fannie Mae, 4.82%, 2015                                                             249,673             247,127
Fannie Mae, 4.845%, 2013                                                            267,664             266,863
Fannie Mae, 4.846%, 2014                                                            931,737             927,367
Fannie Mae, 4.925%, 2015                                                            354,476             351,707
Fannie Mae, 5%, 2013 - 2019                                                      11,436,762          11,444,613
Fannie Mae, 5.06%, 2013                                                             107,837             108,955
Fannie Mae, 5.1%, 2014                                                              140,127             141,337
Fannie Mae, 5.5%, 2017 - 2034                                                    11,020,477          11,103,432
Fannie Mae, 5.9957%, 2020                                                             6,032               6,032
Fannie Mae, 6%, 2016 - 2034                                                       7,369,635           7,576,384
Fannie Mae, 6.5%, 2016 - 2032                                                     2,574,187           2,680,301
Fannie Mae, 7.5%, 2022 - 2031                                                       349,586             374,553
Fannie Mae, 8.5%, 2007                                                                5,850               6,380
Fannie Mae, 10%, 2018                                                               327,962             366,433
Freddie Mac, 5.5%, 2034                                                           1,632,409           1,639,649
Freddie Mac, 6%, 2034                                                             1,889,361           1,934,307
Freddie Mac, 6.5%, 2032                                                           1,242,183           1,291,000
Freddie Mac, 7.5%, 2027                                                             157,278             169,068
                                                                                                   ------------
                                                                                                   $ 45,989,356
                                                                                                   ------------

U.S. GOVERNMENT AGENCIES - 26.1%
Aid to Israel, 0%, 2024                                                          $1,442,000        $    523,490
Aid to Israel, 5.5%, 2023                                                         1,097,000           1,159,411
Aid to Israel, 6.6%, 2008                                                           762,191             782,747
Aid to Peru, 9.98%, 2008                                                            636,918             697,253
Empresa Energetica Cornito Ltd., 6.07%, 2010                                      2,325,000           2,405,933
Fannie Mae, 3.41%, 2007                                                           1,060,000           1,039,832
Fannie Mae, 4.25%, 2009                                                           1,073,000           1,066,559
Fannie Mae, 4.625%, 2014                                                            761,000             745,002
Fannie Mae, 4.771%, 2014                                                            655,565             651,102
Freddie Mac, 5.05%, 2015                                                            956,000             949,820
Freddie Mac, 5.625%, 2011                                                         3,664,000           3,852,571
Overseas Private Investment Corp., 0%, 2007                                         161,000             159,127
Small Business Administration, 4.34%, 2024                                          388,554             372,268
Small Business Administration, 4.72%, 2024                                          715,549             702,777
Small Business Administration, 4.77%, 2024                                          682,000             671,898
Small Business Administration, 4.86%, 2024                                          350,000             345,854
Small Business Administration, 4.87%, 2024                                          419,000             413,806
Small Business Administration, 4.88%, 2024                                          319,000             315,423
Small Business Administration, 4.89%, 2023                                          717,400             712,580
Small Business Administration, 4.98%, 2023                                          276,202             275,911
Small Business Administration, 4.99%, 2024                                          447,067             445,138
Small Business Administration, 5.52%, 2024                                          376,349             385,526
Small Business Administration, 6.07%, 2022                                          550,140             576,318
Small Business Administration, 6.34%, 2021                                          763,316             805,904
Small Business Administration, 6.44%, 2021                                          742,364             785,965
Small Business Administration, 6.625%, 2021                                         756,202             806,779
Small Business Administration, 8.4%, 2007                                             6,418               6,577
Small Business Administration, 8.7%, 2009                                            94,108              99,198
Small Business Administration, 10.05%, 2009                                          18,035              19,104
Tennessee Valley Authority, STRIPS (Interest Only), 0%, 2042                      2,250,000           1,704,218
U.S. Department of Housing & Urban Development, 6.36%, 2016                         500,000             539,605
U.S. Department of Housing & Urban Development, 6.59%, 2016                       2,045,000           2,157,039
                                                                                                   ------------
                                                                                                   $ 26,174,735
                                                                                                   ------------

U.S. TREASURY OBLIGATIONS - 17.3%
U.S. Treasury Bonds, 5.25%, 2028                                                 $  346,000        $    363,881
U.S. Treasury Bonds, 5.375%, 2031                                                   764,000             832,671
U.S. Treasury Bonds, 6%, 2026                                                       123,000             140,705
U.S. Treasury Bonds, 6.25%, 2030                                                    410,000             492,608
U.S. Treasury Bonds, 12%, 2013                                                       19,000              23,713
U.S. Treasury Notes, 2%, 2014                                                     2,004,144           2,051,370
U.S. Treasury Notes, 3.375%, 2007                                                 2,060,495           2,163,120
U.S. Treasury Notes, 3.625%, 2008###                                              1,941,626           2,088,182
U.S. Treasury Notes, 4%, 2014                                                        84,000              81,063
U.S. Treasury Notes, 5.5%, 2008                                                   6,526,000           6,804,119
U.S. Treasury Notes, 6.5%, 2010                                                   1,610,000           1,772,824
U.S. Treasury STRIPS (Interest Only), 0%, 2016                                    1,030,000             608,405
                                                                                                   ------------
                                                                                                   $ 17,422,661
                                                                                                   ------------
Total Bonds (Identified Cost, $93,028,094)                                                         $ 93,890,273
                                                                                                   ------------

REPURCHASE AGREEMENT - 6.0%
Morgan Stanley, 2.83%, dated 3/31/05, due 4/01/05, total to be received $6,092,479 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                         $6,092,000        $  6,092,000
                                                                                                   ------------
Total Investments
    (Identified Cost, $99,120,094)                                                                 $ 99,982,273
                                                                                                   ------------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                                                   471,145
                                                                                                   ------------
NET ASSETS - 100.0%                                                                                $100,453,418
                                                                                                   ------------

### Security segregated as collateral for open futures contracts.

    Abbreviations:
    STRIPS = Separate Trading of Registered Interest and Principal of Securities.


See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
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MFS GOVERNMENT SECURITIES VARIABLE ACCOUNT
SUPPLEMENTAL SCHEDULES (UNAUDITED) 3/31/2005

(1) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                    Unrealized
                                                                   Appreciation
Description                  Expiration  Contracts    Position    (Depreciation)
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U.S. Treasury Bonds          June 2005      12          Long        $ 2,184
U.S. Treasury Notes 10 Year  June 2005      17          Short         9,360
U.S. Treasury Notes 5 Year   June 2005      14          Short         7,708
U.S. Treasury Notes 2 Year   June 2005      24          Short        15,651
                                                                    -------
                                                                    $34,903
                                                                    =======

At March 31, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.



(C)2005 MFS Investment Management
Variable annuities are distributed through Sun Life Financial Distributors, Inc.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT
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By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive
                          Officer)

Date: May 24, 2005
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer
                          and Accounting Officer)

Date: May 24, 2005
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* Print name and title of each signing officer under his or her signature.